Results of Operations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Calculation of basic and diluted net income (loss) per share

The following table presents the calculation of basic and diluted net loss per share (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
Numerator:
Net loss	$(3,326)	$(6,708)	$(6,130)	$(17,208)

Denominator for basic and diluted net loss per share:
Weighted average common shares outstanding	18,982	18,757	18,913	18,731

The following table presents the calculation of basic and diluted net loss per share (in thousands, except per share amounts):

	2013	2012	2011
Numerator:
Net loss	$(27,446)	$(12,016)	$(3,880)

Denominator:
Weighted average common shares outstanding	18,772	17,052	13,535
Less: Weighted average common shares subject to repurchase	0	0	(1)

Denominator for basic and diluted net loss per share	18,772	17,052	13,534

Basic and diluted net loss per share	$(1.46)	$(0.70)	$(0.29)

Antidilutive shares excluded from computation of diluted net income (loss) per share

The following outstanding shares subject to options and warrants to purchase common stock were antidilutive due to a net loss in the periods presented and, therefore, were excluded from the dilutive securities computation as of the dates indicated below (in thousands):

	Six Months Ended
	2014	2013
Excluded potentially dilutive securities (1):
Shares subject to options to purchase common stock	3,910	3,788
Shares subject to warrants to purchase common stock	61	61

Total	3,971	3,849

(1)	The number of shares is based on the maximum number of shares issuable on exercise or conversion of the related securities as of the period end. Such amounts have not been adjusted for the treasury stock method or weighted average outstanding calculations as required if the securities were dilutive.

The following outstanding shares subject to options and warrants to purchase common stock were antidilutive due to a net loss in the periods presented and, therefore, were excluded from the dilutive securities computation as of the dates indicated below (in thousands):

	December 31,
	2013	2012	2011
Excluded potentially dilutive securities (1):
Shares subject to options to purchase common stock	4,175	2,986	2,877
Shares subject to warrants to purchase common stock	61	61	156

Total	4,236	3,047	3,033

(1)	The number of shares is based on the maximum number of shares issuable on exercise or conversion of the related securities as of the period end. Such amounts have not been adjusted for the treasury stock method or weighted average outstanding calculations as required if the securities were dilutive.